Related-party transactions - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Directors and senior management
Disclosure of transactions between related parties [line items]
Compensation selected employees	$ (5,232)	$ (7,122)	$ (7,040)
Payables (Note 26)	(15,499)	(16,353)
Joint venture
Disclosure of transactions between related parties [line items]
Receivables from related parties	0	8,337
Payables (Note 26)	0	(194)
Sales of goods	0	456	2,487
Services	0	210	88
Interest income	0	$ 242	$ 308
Related party loan	$ 8,000
Interest rate on borrowings (as a percent)	3.00%